Commitments and contingencies (Details) $ in Thousands	Apr. 26, 2022 $ / $	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / $	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 ₡ / $	Dec. 31, 2020 Q / $	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / $	Dec. 31, 2019 ₡ / $	Dec. 31, 2019 Q / $	Dec. 31, 2019 USD ($)	Dec. 31, 2019 $ / $
Commitments and contingencies
2022				$ 114,563,000		$ 2,358,108
2023				314,660,000		6,476,797
2024				903,776,000		18,602,869
2025				981,657,000		20,205,930
2026 and thereafter				4,362,996,000		89,805,726
Total committed expenditures				$ 6,677,652,000		$ 137,449,430
Exchange rate	20.3183	645.9000	7.7285	20.5835	20.5835		615.7800	7.8095	19.9487	19.9487	573.4400	7.6988	18.8452	18.8452